UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 99.4%
BASIC MATERIALS—CHEMICALS 5.1%
Dow Chemical Co.	96,000	$3,537,600
E.I. Du Pont De Nemours & Co.	88,000	4,114,880
Eastman Chemical Co.	35,000	2,185,750
PPG Industries	31,300	1,893,963
		11,732,193
COMMERCIAL SERVICES 1.8%
OFFICE/BUSINESS EQUIPMENT 1.1%
Pitney Bowes	69,000	2,416,380

PRINTING 0.7%
RR Donnelley & Sons Co.	53,900	1,633,709
TOTAL COMMERCIAL SERVICES		4,050,089

CONSUMER—CYCLICAL—HOUSEWARE 0.7%
Newell Rubbermaid	72,000	1,646,640

CONSUMER—NON-CYCLICAL 14.6%
AGRICULTURE 2.4%
Altria Group	76,300	1,693,860
Philip Morris International (a)	76,300	3,859,254
		5,553,114
BEVERAGE 1.2%
Coca Cola Co.	43,500	2,647,845

FOOD 5.5%
General Mills	39,100	2,341,308
Heinz HJ Co.	96,400	4,527,908
Kraft Foods	182,201	5,650,053
		12,519,269
HOUSEHOLD PRODUCTS 1.5%
Kimberly Clark Corp.	55,000	3,550,250

PHARMACEUTICAL 4.0%
Eli Lilly and Co.	84,200	4,343,878

	Number of Shares	Value
Merck & Co.	130,500	$4,952,475
		9,296,353
TOTAL CONSUMER— NON-CYCLICAL		33,566,831

ENERGY—OIL & GAS 2.0%
Chevron Corp.	26,800	2,287,648
ConocoPhillips	30,000	2,286,300
		4,573,948
FINANCIAL 9.0%
BANK 6.9%
Bank of America Corp.	151,500	5,743,365
BB&T Corp.	80,000	2,564,800
US Bancorp	188,300	6,093,388
Wachovia Corp.	50,900	1,374,300
		15,775,853
DIVERSIFIED FINANCIAL SERVICES 2.1%
Citigroup	100,500	2,152,710
JPMorgan Chase & Co.	65,000	2,791,750
		4,944,460
TOTAL FINANCIAL		20,720,313

INDUSTRIAL 8.7%
BUILDING PRODUCTS 1.0%
Masco Corp.	115,300	2,286,399

CONTAINERS & PACKAGING 1.5%
Bemis Co.	68,000	1,729,240
Sonoco Products Co.	58,900	1,686,307
		3,415,547
DIVERSIFIED MANUFACTURING 3.1%
General Electric Co.	100,000	3,701,000
Leggett & Platt	73,800	1,125,450
3M Co.	29,200	2,311,180
		7,137,630

	Number of Shares	Value
ENVIRONMENTAL CONTROL 0.9%
Waste Management	64,300	$2,157,908
METAL FABRICATE/HARDWARE 2.2%
Worthington Industries	295,300	4,981,711
TOTAL INDUSTRIAL		19,979,195

REAL ESTATE 30.9%
DIVERSIFIED 5.4%
Douglas Emmett	93,500	2,062,610
Entertainment Properties Trust	106,400	5,248,712
Vornado Realty Trust	59,200	5,103,632
		12,414,954
HEALTH CARE 1.4%
Ventas	70,399	3,161,619

OFFICE 8.3%
Alexandria Real Estate Equities	29,900	2,772,328
Boston Properties	65,000	5,984,550
Brookfield Properties Corp.	144,450	2,789,330
Kilroy Realty Corp.	43,000	2,111,730
SL Green Realty Corp.	67,015	5,459,712
		19,117,650
RESIDENTIAL—APARTMENT 4.1%
AvalonBay Communities	66,400	6,408,928
Essex Property Trust	25,100	2,860,898
		9,269,826
SELF STORAGE 2.4%
Public Storage	62,300	5,521,026

SHOPPING CENTER 9.3%
COMMUNITY CENTER 2.0%
Developers Diversified Realty Corp.	47,596	1,993,320
Kimco Realty Corp.	69,100	2,706,647
		4,699,967

	Number of Shares	Value
REGIONAL MALL 7.3%
General Growth Properties	77,500	$2,958,175
Macerich Co.	102,400	7,195,648
Simon Property Group	70,100	6,512,991
		16,666,814
TOTAL SHOPPING CENTER		21,366,781
TOTAL REAL ESTATE		70,851,856

TECHNOLOGY—SEMICONDUCTORS 0.9%
Intel Corp.	95,000	2,012,100

TELECOMMUNICATIONS 5.3%
AT&T	156,727	6,002,644
Verizon Communications	168,600	6,145,470
		12,148,114
UTILITIES 20.4%
DIVERSIFIED 3.4%
National Fuel Gas Co.	52,200	2,464,362
OGE Energy Corp.	173,500	5,407,995
		7,872,357
ELECTRIC—INTEGRATED 11.7%
Dominion Resources	101,200	4,133,008
Exelon Corp.	29,200	2,373,084
FirstEnergy Corp.	33,900	2,326,218
FPL Group	32,900	2,064,146
NSTAR	192,300	5,851,689
PPL Corp.	92,900	4,265,968
SCANA Corp.	157,000	5,743,060
		26,757,173
MULTI UTILITIES 1.0%
Public Service Enterprise Group	54,800	2,202,412

NATURAL GAS—DISTRIBUTION 4.3%
AGL Resources	159,400	5,470,608

	Number of Shares	Value
ONEOK	98,200	$4,382,666
		9,853,274
TOTAL UTILITIES		46,685,216
TOTAL COMMON STOCK (Identified cost—$217,029,417)		227,966,495

		Principal Amount
COMMERCIAL PAPER 0.4%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$887,000)		$887,000	887,000

TOTAL INVESTMENTS (Identified cost—$217,916,417)	99.8%		228,853,495

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%		476,384

NET ASSETS (Equivalent to $17.91 per share based on 12,805,250 shares of common stock outstanding)	100.0%		$229,329,879

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$228,853,495	$227,966,495	$887,000	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$27,473,341
Gross unrealized depreciation	(16,536,263)
Net unrealized appreciation	$10,937,078

Cost for federal income tax purposes	$217,916,417

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008